Income Taxes - Summary of a Reconciliation of the Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Opening Balance	$ 299	$ 282	$ 234
Decreases in unrecognized tax benefits related to prior year tax positions	(299)
Increases in unrecognized tax benefits related to current year tax positions		17	48
Ending Balance		$ 299	$ 282